COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Future minimum rental payments under non-cancellable operating leases
Year	Amount
2020	60
2021	30
Total	90
Less: Interest	6
Present value of lease liability	84

Year	Amount
2020	120
2021	30
Total	159
Less: Interest	27
Present value of lease liability	132